Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities
Net income		$ 823,232		$ 754,405	[1]
Adjustments for:
Depreciation of property and equipment		248,638		225,007	[1]
Depreciation of right-of-use assets		126,276		112,782	[1]
Amortization of intangible assets		55,679		55,243	[1]
Share-based payment transactions		14,648		15,424	[1]
Net finance costs		80,397		73,018	[1]
Income tax expense		242,409		151,806	[1]
Gain on sale of business		(73,653)		0	[1]
Bargain purchase gain		0		(283,593)	[1]
Gain on sale of property and equipment		(59,704)		(24,625)	[1]
Gain on derecognition of right-of-use assets		(210)		(1,282)	[1]
Gain on sale of assets held for sale		(77,911)		(12,209)	[1]
Loss on disposal of intangible assets		0		1	[1]
Employee benefits		14,946		(20,193)	[1]
Provisions, net of payments		26,044		21,890	[1]
Net change in non-cash operating working capital		(147,453)		41,940	[1]
Interest paid		(77,512)		(65,453)	[1]
Income tax paid		(224,181)		(188,810)	[1]
Net cash from operating activities		971,645		855,351	[1]
Cash flows from (used in) investing activities
Purchases of property and equipment		(350,824)		(268,656)	[1]
Proceeds from sale of property and equipment		128,821		92,842	[1]
Proceeds from sale of assets held for sale		131,250		19,869	[1]
Purchases of intangible assets		(6,120)		(7,143)	[1]
Proceeds from sale of intangible assets		250		0	[1]
Proceeds from sale of business, net of cash disposed		546,228		0	[1]
Business combinations, net of cash acquired		(158,251)		(1,008,131)	[1]
Purchases of investments		(80,551)		(35,913)	[1]
Proceeds from sale of investments		12,930		40,686	[1]
Others		(311)		3,789	[1]
Net cash from (used in) investing activities		223,422		(1,162,657)	[1]
Cash flows (used in) from financing activities
Net decrease (increase) in bank indebtedness		7,490		(7,173)	[1]
Proceeds from long-term debt		334,164		661,039	[1]
Repayment of long-term debt		(369,692)		(43,868)	[1]
Net (increase) decrease in revolving facilities		(236,502)		118,859	[1]
Repayment of lease liabilities		(123,606)		(115,336)	[1]
Repayment of other financial liabilities		(21,108)		(11,216)	[1]
Dividends paid		(97,321)		(85,386)	[1]
Repurchase of own shares		(567,983)		(198,153)	[1]
Proceeds from exercise of stock options		16,502		20,114	[1]
Payment for settlement of restricted share units		(9,186)		(16,579)	[1]
Net cash (used in) from financing activities		(1,067,242)		322,301	[1]
Net change in cash and cash equivalents		127,825		14,995	[1]
Cash and cash equivalents, beginning of year	[1]	19,292	[2]	4,297
Cash and cash equivalents, end of year		$ 147,117		$ 19,292	[1],[2]

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))
[2]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d)) and for change in presentation (see note 12).